Net Income (Loss) Per Share Attributable to Class A Common Shareholders - Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share Attributable to Class A Common Shareholders (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income (loss)	$ 3,476	$ (9,023)	$ (9,023)		$ (24,342)	$ (164,019)	$ (125,757)
Dilutive effect from assumed exercise of warrants, net of tax	0	0
Dilutive effect from assumed exchange of PWP OpCo Units, net of tax	(12,163)	(28,401)
Dilutive effect from assumed vesting of RSUs and PSUs, net of tax	0	0
Net Income (loss) attributable to Perella Weinberg Partners - diluted	$ (8,687)	$ (37,424)
Denominator:
Basic (in Shares)	42,572,813	42,599,954	42,599,954	[1]
Weighted average number of incremental shares from assumed exercise of warrants (in Shares)	0	0
Weighted average number of incremental shares from assumed exchange of PWP OpCo Units (in Shares)	50,154,199	50,154,199
Weighted average number of incremental shares from assumed vesting of RSUs and PSUs (in Shares)	0	0
Weighted average shares of Class A common stock outstanding - diluted (in Shares)	92,727,012	92,754,153	92,754,153	[1]
Net income (loss) per share attributable to Class A common shareholders
Basic (in Dollars per Share)	$ 0.08	$ (0.21)	$ (0.21)	[1]
Diluted (in Dollars per Share)	$ (0.09)	$ (0.40)	$ (0.40)	[1]

[1]	For the nine months ended September 30, 2021, net income (loss) per share of Class A common stock and weighted-average shares of Class A common stock outstanding is representative of the period from June 24, 2021 through September 30, 2021, the period following the Business Combination, as defined in Note 1 – Organization and Nature of Business. For more information, refer to Note 15 – Net Income (Loss) Per Share Attributable to Class A Common Shareholders.